Employee Benefits - Summary of Disaggregation of Defined Benefit Obligation (Detail)	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Pension plans [member] | Canada [member]
Disclosure of defined benefit plans [line items]
Active members	53.00%	57.00%	58.00%
Inactive and retired members	47.00%	43.00%	42.00%
Total	100.00%	100.00%	100.00%
Pension plans [member] | Mexico [member]
Disclosure of defined benefit plans [line items]
Active members	25.00%	26.00%	27.00%
Inactive and retired members	75.00%	74.00%	73.00%
Total	100.00%	100.00%	100.00%
Pension plans [member] | United States [member]
Disclosure of defined benefit plans [line items]
Active members	42.00%	45.00%	48.00%
Inactive and retired members	58.00%	55.00%	52.00%
Total	100.00%	100.00%	100.00%
Other benefit plans [member] | Canada [member]
Disclosure of defined benefit plans [line items]
Active members	6.00%	9.00%	29.00%
Inactive and retired members	94.00%	91.00%	71.00%
Total	100.00%	100.00%	100.00%
Other benefit plans [member] | Mexico [member]
Disclosure of defined benefit plans [line items]
Active members	49.00%	54.00%	55.00%
Inactive and retired members	51.00%	46.00%	45.00%
Total	100.00%	100.00%	100.00%
Other benefit plans [member] | United States [member]
Disclosure of defined benefit plans [line items]
Active members	38.00%	34.00%	35.00%
Inactive and retired members	62.00%	66.00%	65.00%
Total	100.00%	100.00%	100.00%